Borrowings	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Borrowings
4.	BORROWINGS
Long-term debt consists of the following as of September 30, 2021 and December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Notes payable	$4,236	$4,761
Bridge loan	21,432	—
PPP loan	—	936

Total notes payable	25,668	5,697
Less notes payable, current	23,415	5,678

Notes payable, non-current	$2,253	$19

Term Loan for Equipment
In September 2019, the Company financed a scanner purchase for $79 thousand. The loan term was 24 months, and the interest rate was 6.9%. In March 2020, the Company financed a machine tool purchase for $50 thousand. The loan term was 36 months, and the interest rate was 8.1%. Both loans’ principal and interest are payable on a monthly basis. In July 2021, the Company fully paid off both loans’ balances. The term loans’ balances as of September 30, 2021 and December 31, 2020 were $0 and $67 thousand, respectively.
Payroll Protection Program Loan
On April 19, 2020, the Company entered into an unsecured promissory note under the Payroll Protection Program (“the PPP Loan”) with a bank under the PPP administered by the United States Small Business Administration (“SBA”). The principal amount of the PPP Loan was $936 thousand. The PPP Loan bore interest of 1.0% per annum and was disbursed to the Company on April 20, 2020. The PPP Loan had a maturity date of April 20, 2022. Under the terms of the PPP, the Company could apply for, and be granted, forgiveness for all or a portion of the PPP Loan. Such forgiveness would be determined based on the use of the loan proceeds for eligible purposes within the first twenty-four weeks from the loan date. If at least 60% of the loan proceeds was used for payroll costs, then the entire loan would be forgiven. The remaining 40%

of the loan proceed could be used for mortgage interest, rent, utility costs and the maintenance of employee and compensation levels. In July 2021, the Company applied for and received forgiveness on the $936 thousand PPP Loan plus $12 thousand in accrued interest. The gain on extinguishment of debt of $948 thousand is recorded within other income (expense), net in the Company’s Condensed Statements of Operations and Comprehensive Loss for the three and nine months ended September 30, 2021.
Notes Payable
In 2018, the Company entered into a $1,000 thousand note payable with a bank that is secured by all property of the Company, except for its intellectual property. The original maturity date of the note was July 1, 2021 but was modified and extended to January 1, 2022 under a Deferral Agreement (“Deferral Agreement”) entered into in April 2020.
In March 2020, the Company amended the note payable and borrowed an additional $4,000 thousand. The additional $4,000 thousand borrowing changed the present value of cash flows by more than 10% and, as such, was treated as a debt extinguishment. The Company recognized a $62 thousand loss on extinguishment of debt for the year ended December 31, 2020. The Company’s note payable was recorded at fair value as part of the extinguishment. The $4,000 thousand note payable’s original maturity date was January 1, 2023 but was modified and extended to
July 1, 2023 under the Deferral Agreement.
The Company accounted for the Deferral Agreement, extending the maturity of the notes payable, as a debt modification based on an analysis of cash flows before and after the debt modification.
The notes payable bear interest at 0.50% below the bank’s prime rate as of September 30, 2021 and December 31, 2020 (2.75% interest rate on September 30, 2021 and December 31, 2020). The Company makes monthly interest and principal payments on the notes payable based on the schedule defined in the agreement.
In conjunction with the notes payable, the Company issued 68,000 shares of Series B redeemable convertible preferred stock warrants and 70,000 shares of Series C redeemable convertible preferred stock warrants in July 2018 and March 2020, respectively. The Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants have exercise prices of $1.42 per share and $1.84 per share, respectively, and expire 10 years after issuance. The fair values of the Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants were $55 thousand and $44 thousand, respectively, at the time of issuance. The fair value of the Series B redeemable convertible preferred stock warrants was initially recorded as a reduction of the value of the notes payable and was amortized over the term of the loan as interest expense using the effective interest method. Unamortized Series B redeemable convertible preferred stock warrants were treated as a component of loss on extinguishment of debt. The Series C redeemable convertible preferred stock warrants were issued in conjunction with the additional $4,000 thousand borrowing and were a component of the loss on extinguishment of debt. There was no interest expense recognized related to the amortization of warrants issued in conjunction with the notes payable for the three months ended September 30, 2021 and 2020. Interest expense of $0 and $4 thousand were recognized related to the amortization of warrants issued in conjunction with the notes payable for the nine months ended September 30, 2021 and 2020, respectively.
The audit opinion as of and for the year ended December 31, 2020 financial statements contained a going concern explanatory paragraph. Under the notes payable loan agreement, a going concern opinion with respect to the Company’s audited financial statements is a material adverse change resulting in an event of default. In accordance with a subjective acceleration clause, the Lender had an option to elect to accelerate $4,067 thousand of the Company’s existing indebtedness as of December 31, 2020 to be immediately due and payable. As of December 31, 2020, the event of default would have also accelerated the $943 thousand in principal and interest due on the PPP Loan because of the cross-default provisions. The Company had classified the notes payable and PPP loan as current liabilities as of December 31, 2020 due to the considerations discussed above and the assessment that the material adverse change clause under the notes payable and PPP Loan agreements was not within the Company’s control.

As discussed in Note 1, the Merger alleviated the risk related to going concern, as well as that related to the subjective acceleration clause. As a result, $2,253 thousand of the Company’s notes payable have been reclassified from current to noncurrent liabilities as of September 30, 2021.
Bridge Loan
In July 2021, the Company entered into a
six-month
$20,000 thousand bridge loan (the “Bridge Loan”), maturing on the earlier of January 12, 2021 or consummation of the SPAC merger, which ultimately closed on October 8, 2021, see Note 10. The Bridge Loan bore interest of 8%, of which 2.25% was payable monthly and 6.75%
paid-in-kind
(“PIK”) interest was due upon maturity. At maturity, a final payment of $1,250 thousand was due in addition to all outstanding principal and accrued interest. The Bridge Loan was paid off pursuant to the terms of the SPAC merger.
The Company elected the fair value option to account for the Bridge Loan, which contained multiple embedded derivatives. The Company recorded the Bridge Loan at fair value of $20,000 thousand at issuance. Interest expense of $1,432 thousand was recognized and accrued related to the paid in-kind
interest and final payment on the Bridge Loan for the three and nine months ended September 30, 2021. The Company remeasured the fair value of the Bridge Loan on September 30, 2021.

8.	BORROWINGS
Long term debt consists of the following as of December
31, 2020 and 2019 (in thousands):

	2020	2019
Notes payable	$4,761	$828
PPP loan	936	—

Total notes payable	5,697	828
Less current portion of notes payable	5,678	365

Long-term notes payable, net of current portion	$19	$463

Term Loan for Equipment
In September 2019, the Company financed a scanner purchase for $79 thousand. The loan term was 24 months, and the interest rate is 6.9%. In March 2020, the Company financed a machine tool purchase for $50 thousand. The loan term was 36 months, and the interest rate was 8.1%. Both loans’ principal and interest are payable on a monthly basis. The term loans’ balance as of December 31, 2020 and 2019 were $67 thousand and $70 thousand, respectively.
As of December 31, 2020, principal payments on the Company’s term loan for equipment, are scheduled as follows for the fiscal year ending December 31 (in thousands):

2021	$48
2022	18
2023	1

Total principal payments on notes payable	$67

Payroll Protection Program Loan
On April 19, 2020, the Company entered into an unsecured promissory note under the Payroll Protection Program (“the PPP Loan”), with a bank under the PPP administered by the United States Small Business Administration (“SBA”) and authorized by the Keeping American Workers Employed and Paid Act, which is part of the CARES Act, enacted on March 27, 2020. The principal amount of the PPP Loan is $936 thousand. The PPP Loan bears interest of 1.0
% per annum and was disbursed to the Company on April 20, 2020. The PPP Loan has a maturity date of April 20, 2022. The PPP Loan may be prepaid, in full or in part, at any time prior to maturity with no prepayment penalties. Under the terms of the PPP, the Company can apply for, and be granted, forgiveness for all or a portion of the PPP Loan. Such forgiveness will be determined based on the use of the loan proceed for eligible purposes within the first twenty-four weeks from the loan date. If at least 60% of the loan proceed is used for payroll costs, then the entire loan will be forgiven. The remaining 40% of the loan proceed can be used for mortgage interest, rent, utility costs and the maintenance of employee and compensation levels.
The Company can apply for loan forgiveness during the
two-year
loan period from April 19, 2020 to April 18, 2022. However, if the Company does not receive forgiveness by August 4, 2021, then the Company will have to start making loan payments. The Company intends to file for forgiveness prior to the completion of the Merger (see Subsequent Events Note 17).
The Company’s event of default on its notes payable (see “Notes Payable” section below) results in a cross-default on the PPP Loan. The PPP Loan may be called by the Lender and be due and payable immediately.
Notes Payable
In 2018, the Company entered into a $1,000 thousand note payable with a bank that is secured by all property of the Company, except for its intellectual property. The note payable’s original maturity date was July 1, 2021 but was modified and extended to January 1, 2022 under a Deferral Agreement (“Deferral Agreement”) entered into in April 2020.
In March 2020, the Company amended the note payable and borrowed an additional $4,000 thousand. The additional $4,000 thousand borrowing changed the present value of cash flows by more than 10% and, as such, was treated as a debt extinguishment. The Company recognized a $62 thousand loss on extinguishment of debt for the year ended December 31, 2020. The Company’s notes payable to the bank were recorded at fair value as part of the extinguishment. The $4,000 thousand note payable’s original maturity date was on January 1, 2023 but was modified and extended to July 1, 2023 under the Deferral Agreement.
The Company accounted for the Deferral Agreement, extending the maturity of the notes, as a debt modification based on an analysis of cash flows before and after the debt modification.
The notes payable bear interest at 0.50% below the bank’s prime rate (2.75% notes payable rate on December 31, 2020). The Company makes monthly interest and principal payments on the note payable based on the schedule defined in the agreement.
In conjunction with the notes payable, the Company issued warrants to purchase 68,000 shares of Series B redeemable convertible preferred stock and 70,000 shares of Series C redeemable convertible preferred stock in July 2018 and March 2020, respectively. The Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants have exercise prices of $1.42 and $1.84 per share, respectively and expire 10 years after issuance. The fair value of Series B redeemable convertible preferred stock warrants and Series C redeemable convertible preferred stock warrants were $55 thousand and $44 thousand, respectively, at the time of issuance. The fair value of the Series B redeemable convertible preferred stock warrants was initially recorded as a reduction of the value of the notes payable and were amortized over the term of the loan as interest expense using the effective interest rate method. Unamortized Series B redeemable convertible preferred stock warrants were treated as a component of loss on extinguishment of debt. The Series C redeemable convertible preferred stock warrants were issued in conjunction with the additional $4,000 thousand borrowing and were a component of the loss on extinguishment of debt. Interest expense of $4 thousand and $21 thousand were recognized related to the amortization of warrants issued in conjunction with the notes payable for the years ended December 31, 2020 and December 31, 2019, respectively.
The audit opinion as of and for the year ended December 31, 2020 financial statements contains a going concern explanatory paragraph. Under the notes payable loan agreement, a going concern opinion with respect to the Company’s audited financial statements is a material adverse change resulting in an event of default. In accordance with a subjective acceleration clause, the Lender may elect to accelerate $4,583 thousand of the Company’s existing indebtedness as of December 31, 2020 to be immediately due and payable. The event of default would also accelerate the $943 thousand in principal and accrued interest due on the PPP loan because of the cross-default provisions. The Company does not currently have sufficient liquidity to repay all its outstanding debt in full if such debt is accelerated. The Company has classified the notes payable and PPP Loan as current in the financial statements as of December 31, 2020 due to the considerations discussed above and the assessment that the material adverse change clause under the notes payable and PPP Loan agreement is not within the Company’s control. The Company has not been notified of an event of default by the Lender as of the date of issuance of these financial statements.
Convertible Notes Payable
The Company issued convertible notes payable with face values of $6,518 thousand and $2,722 thousand in 2018 and 2019, respectively. Both notes bore interest at 8% and they were automatically converted upon issuance of the Series
C-1
redeemable convertible preferred stock in August 2019. The face value of the convertible notes payable of $9,240 thousand plus $606 thousand in accrued interest were converted into Series
C-1
redeemable convertible preferred stock in 2019.
The 2018 convertible notes payable were issued with detachable Series B redeemable convertible preferred stock warrants, which contained automatic conversion features upon a change in control, bridge financing or qualified financing in excess of $10,000 thousand (the “2018 Convertible Note Automatic Conversion Rights”).
The 2018 Convertible Note Automatic Conversion Rights qualified as an embedded derivative as the 2018 convertible notes were issued at a substantial discount when considering the value of warrants issued. The 2018 Convertible Note Automatic Conversion Rights were recorded at their initial fair value as liabilities at issuance and were adjusted to fair value at each reporting date, with the change in fair value recorded as a component of other income and expense in the statements of operations. In August 2019, the 2018 Convertible Note Automatic Conversion Rights were exercised, and the fair value of these rights was reduced to zero.
The Series B redeemable convertible preferred stock warrants also qualified as liabilities as the underlying preferred shares were contingently redeemable upon occurrence of a change in control, which is outside the control of the Company. The warrants and 2018 Convertible Note Automatic Conversion Rights were recorded at their fair values upon issuance of $1,421 thousand and $9 thousand, respectively, with the convertible note valued at the residual value of the proceeds. The value of the warrants and 2018 Convertible Note Automatic Conversion Rights totaled $1,430 thousand. That discount was amortized over the expected period of the notes through interest expense using the effective interest method. For the year ended December 31, 2019, $543 thousand of interest expense was recognized for amortization of this discount.
The convertible notes payable was presented net of debt issuance costs totaling $72 thousand. These costs were amortized over the expected period of the notes through interest expense using the effective interest method. For the year ended December 31, 2019, $27 thousand of interest expense was recognized for amortization of these costs.